Share-based Payments - Schedule of Number and Weighted Average Fair Value of Performance Shares (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of sharebased payment [line items]
Number of shares, opening balance
Number of shares, granted		61,469	68,639
Number of shares, vested	(38,286)
Number of shares, ending balance	34,320
Performance shares [member]
Disclosure of sharebased payment [line items]
Number of shares, opening balance | shares	253,000	129,000
Number of shares, granted | shares	62,000	196,000	163,000
Number of shares, vested | shares	(108,000)	(72,000)	(34,000)
Number of shares, forfeited | shares	(3,000)
Number of shares, ending balance | shares	204,000	253,000	129,000
Weighted average grant date value, opening balance | $	$ 27.92	$ 23.94
Weighted average grant date value, granted | $	38.80	30.42	$ 24.33
Weighted average grant date value, vested | $	29.37	27.63	25.77
Weighted average grant date value, forfeited | $	21.20
Weighted average grant date value, ending balance | $	$ 30.55	$ 27.92	$ 23.94